UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09088

Empiric Funds, Inc.
(Exact name of registrant as specified in charter)

6300 Bridgepoint Parkway,
Building II, Suite 105
Austin, TX 78759
(Address of principal executive offices) (Zip code)

Mark A. Coffelt
6300 Bridgepoint Parkway,
Building II, Suite 105
Austin, TX 78759
(Name and address of agent for service)

Registrant's telephone number, including area code: 513-328-9321

Date of fiscal year end: 09/30

Date of reporting period: June 30, 2013

Item 1. Proxy Voting Record.  The Empiric Core Equity Fund merged into the Mutual Fund Series Trust on April 5, 2013 and results to be included with the new Trust’s N-PX filing as of June 30, 2013.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Empiric Funds, Inc.

By (Signature and Title)* /s/Mark A. Coffelt
  Mark A. Coffelt,
  Principal Executive Officer

Date 06/18/2013